Note 9 - Loan Payable (Details Textual) - CAD ($) Pure in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Apr. 15, 2020
Statement Line Items [Line Items]
Proceeds from borrowings	$ 20,000	$ 40,000	$ 20,000	$ 40,000
Adjustments for loan forgiveness	$ (10,000)	$ 0	(10,000)	0
CEBA loan [member]
Statement Line Items [Line Items]
Proceeds from borrowings			20,000	100,000
Borrowings, interest rate					0.00%
Adjustments for loan forgiveness			$ 10,000	$ 30,000